PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2014	2015
	RMB	RMB
Total assets	9,483	8,468
Total liabilities	118	270

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Total revenues	98	2,913	592
Net income (loss)	161	2,344	(1,167)

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	274	132	(568)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Net increase (decrease) in cash	274	132	(568)
Cash, beginning of year	6,403	6,677	6,809

Cash, end of year	6,677	6,809	6,241

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2013	2014	2015
Risk-free interest rate	0.76%	1.15%-1.28%	1.14%-1.49%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	49%	47%	38%-42%
Weighted average fair value per common share on date of option grant	US$30.14	US$30.80	US$31.40